PROVISION FOR INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	March 31,
	2012	2012
Deferred tax assets*:
Net operating loss carry forward	$12,608,000	$8,728,000
Stock based compensation	1,532,000	1,302,000

Deferred tax liabilities*:
Depreciation and amortization	(3,031,000)	(532,000)
Net deferred income tax asset	11,109,000	9,498,000
Deferred tax asset valuation allowance	(11,109,000)	(9,498,000)

Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Years Ended March 31,
	2012	2011
U.S. Federal statutory rate	34.0%	34.0%
Average State income tax, net of federal tax effect	4.2	4.2
Production tax credits	(2.0)	(2.0)
Net effective tax rate	36.2%	36.2%